UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 1999

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Gryphon Capital Management, LLC
Address:	Four Maritime Plaza
		San Francisco, CA  94111

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Joseph E. Sweeney III
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:

	/s/ 	Joseph E. Sweeney		San Francisco, CA		2/11/00
		Joseph E. Sweeney		[City, State]			[Date]

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			_________0___

Form 13F Information Table Entry Total:		________51___

Form 13F Information Table Value Total:		___159,737___


List of Other Included Managers:  None

<Page


NAME OF ISSUER			TITLE OF		CUSIP		VALUE		SHARES		INV.		OTHER	VOTING AUTH
					CLASS					X1000					DISC		MGR	SOLE SHR NONE

Abitibi-Consolidated Inc 	Common           003924107      4,275  	360,000   		N/A        Sole    360,000
Argosy Gaming Company    	Common           040228108        679   	 44,800   		N/A        Sole     44,800
Art Technology Group Inc 	Common           04289L107     11,211   	 87,500   		N/A        Sole     87,500
Barrett Resources Corp   	Common           068480201        824   	 28,000   		N/A        Sole     28,000
Bowater Inc.             	Common           102183100      2,173   	 40,000   		N/A        Sole     40,000
Burlington Resources Inc 	Common           122014103      1,984   	 60,000   		N/A        Sole     60,000
Callon Petroleum Corp.   	Common           13123X102      1,007   	 68,000   		N/A        Sole     68,000
Convergys Corp.          	Common           212485106      2,460   	 80,000   		N/A        Sole     80,000
Cunningham Graphics Int'l	Common           231157108      3,536  	253,700   		N/A        Sole    253,700
Danka Business Systems   	Common           236277109     13,560   1,068,760  		N/A        Sole  1,068,760
Diversinet Corp.         	Common           25536K204        110       5,000   		N/A        Sole      5,000
Echostar Communications  	Common           278762109     10,725  	110,000   		N/A        Sole    110,000
eCollege.com Inc         	Common           27887E100      2,188  	200,000   		N/A        Sole    200,000
Ensco International Inc  	Common           26874Q100      2,288  	100,000   		N/A        Sole    100,000
Fibernet Telecom Group In	Common           315653105        756      50,000   		N/A        Sole     50,000
Global Marine Inc        	Common           379352404      2,702  	162,500   		N/A        Sole    162,500
Grey Wolf Inc            	Common           397888108        575  	200,000   		N/A        Sole    200,000
Gulf Island Fabrication 	Common           402307102        656      70,000   		N/A        Sole     70,000
IKON Office Solutions    	Common           451713101      1,226  	180,000   		N/A        Sole    180,000
Imanage Inc.             	Common           45245Y105      1,928   	 60,000   		N/A        Sole     60,000
Independent Energy Holding	Common - ADR     45384X108      3,365  	101,000   		N/A        Sole    101,000
Indus International Inc  	Common           45578L100      1,219  	100,000   		N/A        Sole    100,000
Interactive Intelligence 	Common           45839M103      1,598   	 60,000   		N/A        Sole     60,000
Isle of Capris Casinos   	Common           464592104      1,319  	100,000   		N/A        Sole    100,000
IT Group Inc             	Common           465266104      3,239  	355,000   		N/A        Sole    355,000
IXL Enterprises Inc      	Common           450718101      3,219   	 58,000   		N/A        Sole     58,000
Litton Industries Inc    	Common           538021106      1,496   	 30,000   		N/A        Sole     30,000
Mead Corporation         	Common           582834107      4,344  	100,000   		N/A        Sole    100,000
Media 100 Inc            	Common           58440W105      3,437  	130,000   		N/A        Sole    130,000
Metron Technology N.V.   	Common           N5665B105      2,570  	160,000   		N/A        Sole    160,000
Mission Critical Software	Common           605047109      6,496   	 92,800   		N/A        Sole     92,800
Nabors Industries        	Common           629568106      4,950  	160,000   		N/A        Sole    160,000
Net Perceptions Inc      	Common           64107U101      7,258  	172,800   		N/A        Sole    172,800
Oxford Health Plans      	Common           691471106      2,538  	200,000   		N/A        Sole    200,000
Primetech Electronics    	Common - Canadia 741942106        639   	 44,000   		N/A        Sole     44,000
Radcom Ltd.              	Common           M81865103        608   	 85,000   		N/A        Sole     85,000
Santa Fe International Co	Common           G7805C108        776   	 30,000   		N/A        Sole     30,000
Smith International Inc  	Common           832110100      2,981   	 60,000   		N/A        Sole     60,000
Sonicwall Inc            	Common           835470105      1,610   	 40,000   		N/A        Sole     40,000
Spanish Broadcasting Syst	Common           846425882      2,013   	 50,000   		N/A        Sole     50,000
Storage Technology Corp  	Common           862111200      1,844  	100,000   		N/A        Sole    100,000
Telespectrum Worldwide In	Common           87951U109      6,697  	939,900   		N/A        Sole    939,900
Trico Marine Services Inc	Common           896106101      1,413  	200,000   		N/A        Sole    200,000
UTI Energy Corp.         	Common           903387108      3,229  	140,000   		N/A        Sole    140,000
VA Linux Systems Inc     	Common           91819B105        207    	  1,000   		N/A        Sole      1,000
Walker Interactive       	Common           931664106        313   	 50,000   		N/A        Sole     50,000
Weatherford Int'l.       	Common           947074100      6,989  	175,000   		N/A        Sole    175,000
Williams Communications C	Common           969455104      4,630  	160,000   		N/A        Sole    160,000
WMS Industries Inc       	Common           929297109     12,600  	960,000   		N/A        Sole    960,000
WTS/Cybersurf            	Common - Canadia 232942102        152   	 75,000   		N/A        Sole     75,000
WTS/Good Guys Inc        	Common           382091106      1,125  	112,500   		N/A        Sole    112,500




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